Accumulated Other Comprehensive Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

(in millions)	Cumulative Translation Adjustments	Net Actuarial Gain (Loss)	Accumulated Other Comprehensive Income (Loss)
As of December 31, 2013	$(69.2)	$(5.9)	$(75.1)
Other comprehensive income before reclassifications	(3.1)	—	(3.1)
Amortization of actuarial losses reclassified to net income	—	0.2	0.2
Deferred tax rate adjustment	—	(1.2)	(1.2)
Total other comprehensive income, net of tax	(3.1)	(1.0)	(4.1)
As of September 30, 2014	$(72.3)	$(6.9)	$(79.2)

As of December 31, 2012	$(54.3)	$(11.7)	$(66.0)
Other comprehensive income before reclassifications	(12.3)	—	(12.3)
Amortization of actuarial losses reclassified to net income	—	0.4	0.4
Total other comprehensive income (loss), net of tax	(12.3)	0.4	(11.9)
As of September 30, 2013	$(66.6)	$(11.3)	$(77.9)

The following table presents the changes in the components of accumulated other comprehensive income (loss).

	Cumulative Translation Adjustments	Net Actuarial Gain (Loss)	Accumulated Other Comprehensive Income (Loss)
At December 31, 2010	$(51.0)	$(7.1)	$(58.1)
Other comprehensive loss	(14.3)	(3.2)	(17.5)
At December 31, 2011	(65.3)	(10.3)	(75.6)
Other comprehensive income (loss)	11.0	(1.4)	9.6
At December 31, 2012	(54.3)	(11.7)	(66.0)
Other comprehensive income (loss) before reclassifications	(14.9)	5.2	(9.7)
Amortization of actuarial losses reclassified to net income (a)	—	0.6	0.6
Other comprehensive income (loss)	(14.9)	5.8	(9.1)
At December 31, 2013	$(69.2)	$(5.9)	$(75.1)

(a)	See Note 11 for additional details of items reclassified from accumulated other comprehensive income to net income.